Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Tiziana Life Sciences plc
Entity Central Index Key	0001723069
Trading Symbol	TLSA
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	136,463,818